World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2014

Dates Covered
Collections Period	12/01/14 - 12/31/14
Interest Accrual Period	12/15/14 - 01/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/14	243,355,190.90	17,579
Yield Supplement Overcollateralization Amount at 11/30/14	3,256,761.01	0
Receivables Balance at 11/30/14	246,611,951.91	17,579
Principal Payments	11,133,678.58	376
Defaulted Receivables	740,842.50	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/14	2,996,363.57	0
Pool Balance at 12/31/14	231,741,067.26	17,167

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	32.86%

Prepayment ABS Speed	1.36%

Overcollateralization Target Amount	10,428,348.03
Actual Overcollateralization	10,428,348.03

Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	4.50%
Weighted Average Remaining Term	37.60

Delinquent Receivables:
Past Due 31-60 days	4,693,693.68	283
Past Due 61-90 days	1,070,285.74	69
Past Due 91 + days	246,554.50	18
Total	6,010,533.92	370

Total 31+ Delinquent as % Ending Pool Balance	2.59%

Recoveries	379,058.89

Aggregate Net Losses/(Gains) - December 2014	361,783.61
Current Net Loss Ratio (Annualized)	1.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Flow of Funds	$ Amount

Collections	12,270,065.61
Advances	(2,394.86)
Investment Earnings on Cash Accounts	1,560.64
Servicing Fee	(205,509.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,063,721.43

Distributions of Available Funds
(1) Class A Interest	128,767.46
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	663,140.05
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,428,348.03
(7) Distribution to Certificateholders	830,797.12
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,063,721.43

Servicing Fee	205,509.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 12/15/14	232,404,207.31
Principal Paid	11,091,488.08
Note Balance @ 01/15/15	221,312,719.23

Class A-1
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-2
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-3
Note Balance @ 12/15/14	110,547,207.31
Principal Paid	11,091,488.08
Note Balance @ 01/15/15	99,455,719.23
Note Factor @ 01/15/15	56.5089314%

Class A-4
Note Balance @ 12/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	107,515,000.00
Note Factor @ 01/15/15	100.0000000%

Class B
Note Balance @ 12/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	14,342,000.00
Note Factor @ 01/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	141,436.23
Total Principal Paid	11,091,488.08
Total Paid	11,232,924.31

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	56,194.83
Principal Paid	11,091,488.08
Total Paid to A-3 Holders	11,147,682.91

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2068214
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.2190167
Total Distribution Amount	16.4258381

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3192888
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	63.0198186
Total A-3 Distribution Amount	63.3391074

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	59.79
Noteholders' Principal Distributable Amount	940.21

Account Balances	$ Amount

Advances
Balance as of 11/30/14	51,350.89
Balance as of 12/31/14	48,956.03
Change	(2,394.86)

Reserve Account
Balance as of 12/15/14	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 01/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36